Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount		$ 1,363
Capital lease obligations, carrying value	17	37
Debt excluding short-term borrowings and capital lease obligations, carrying value	$ 25,261	$ 20,383